Stockholders’ Equity (Deficit) (Details) - USD ($)		1 Months Ended	3 Months Ended
	Sep. 14, 2023	Sep. 29, 2023	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	May 27, 2022	Mar. 20, 2022
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common shares, shares authorized			250,000,000		250,000,000
Common shares, shares issued			35,201,232		978,243
Common shares, shares outstanding			35,201,232		978,243
Stock Issued During Period, Shares, Other			1,701,232
Shares issued			312,200
Shares receive of inverstors						15,000,000
Sale price (in Dollars per share)					$ 10
Public Warrants outstanding			2,215,000
IPO [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale price (in Dollars per share)			$ 11.5
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Authorized shares							145,000,000
Common shares, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Conversion of Stock, Shares Issued		0.2407
Common shares, shares authorized			250,000,000
Common shares, shares issued					978,243
Common shares, shares outstanding					978,243
Stock Issued During Period, Shares, Other		1,701,232	1,701,232
Consideration Shares				1,000
Shares issued	500,000
Aggregate proceeds (in Dollars)	$ 10,000,000
Shares receive of inverstors			704,819			15,000,000
Sale price (in Dollars per share)			$ 8.3
Series AA Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Consideration Shares		28,888,675
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common shares, par value (in Dollars per share)					$ 0.0001
Common shares, shares authorized					145,000,000
Common shares, shares issued				176,000	4,063,500
Common shares, shares outstanding				176,000	4,063,500
Shares issued			1,107,500
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Public Warrants outstanding			2,215,000
Redemption price per warrant (in Dollars per share)			$ 0.01
Shares equals or exceeds per share (in Dollars per share)			$ 16.5